INCOME TAXES - Reconciliation of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Reconciliation of income taxes:
Income tax benefit computed at U.S. statutory rate	$ (2,034)	$ (3,624)
State income tax (net of federal benefit)	(645)	(1,478)
Change in valuation allowance	2,586	4,857
Research and development credits	(86)	(158)
Other	181	405
Income tax provision	$ 2	$ 2
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%